Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated September 22, 2023
To The Prospectus Dated May 1, 2023
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/ClearBridge Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/ClearBridge Large Cap Growth Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.01% of management fees on the Fund’s assets over $1.5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/First Sentier Global Infrastructure Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.04% of management fees on the Fund’s assets between $500 million and $1 billion and 0.02% on assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
Risk [Heading]	rr_RiskHeading	In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/First Sentier Global Infrastructure Fund, please delete “Natural resources related securities risk.”
JNL/FRANKLIN TEMPLETON INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Franklin Templeton Income Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.10% of management fees on the Fund’s assets up to $100 million and 0.05% on assets between $100 million and $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED CONSERVATIVE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED MODERATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED MODERATE GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED AGGRESSIVE GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GQG Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/GQG Emerging Markets Equity Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $1 billion and 0.025% on assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/Harris Oakmark Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Harris Oakmark Global Equity Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $250 million and 0.04% on assets over $250 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/INVESCO SMALL CAP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Invesco Small Cap Growth Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.01% of management fees on the Fund’s assets up to $500 million, 0.03% on assets between $500 million and $1 billion, and 0.02% on assets between $1 billion and $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/Newton Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Newton Equity Income Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.01% of management fees on all Fund assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/PPM AMERICA FLOATING RATE INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/PPM America Floating Rate Income Fund, please delete the last paragraph.
JNL/T. ROWE PRICE BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Balanced Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/Western Asset Global Multi-Sector Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Western Asset Global Multi-Sector Bond Fund, after the last table please add the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.